Supplemental Disclosures of Non-cash Investing and Financing Activities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Supplemental Cash Flow Elements [Abstract]
Summary of non-cash investing and financing activities
The following table presents non-cash investing and financing activities for the three months ended March 31, 2014 and 2013 (dollars in thousands):

	Three Months Ended March 31,
	2014	2013
Reclassification of operating real estate to assets of properties held for sale	$21,661	$—
Escrow deposit payable related to CRE debt investments	13,467	1,970
Non-cash related to PE Investments	726	13,378
Dividends payable related to RSUs	381	—
Real estate acquisition(1)	—	31,995
Reduction of CRE debt investments(1)	—	31,995
Increase in restricted cash(1)	—	2,580
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(1) Non-cash activity occurred in connection with taking title to collateral.

The following table presents non-cash investing and financing activities for the years ended December 31, 2013, 2012 and 2011 dollars in thousands):

	Years Ended December 31,
	2013 (2)	2012	2011
Real estate acquisition(1)	$135,361	$62,236	$318,386
Reduction of CRE debt investments(1)	135,361	62,236	123,682
Reduction of operating real estate via taking title	—	—	50,029
Assumption of mortgage notes payable(1)	—	—	248,252
Assignment of mortgage note payable via sale	7,813	—	73,577
Reduction of mortgage note payable due to foreclosure	—	—	47,372
Increase in restricted cash(1)	2,730	—	12,275
Non-cash related to PE Investments	17,473	—	—
Deferred purchase price for PE Investment III (refer to Note 6)	39,760	—	—
Reclassification of operating real estate to asset held for sale	30,063	549	—
Reclassification of operating real estate to other assets	89,219	—	—
Reclassification of operating real estate to deferred costs and intangible assets	25,497	7,536	—
Reclassification of real estate debt investment to other assets	8,952	—	—
Reclassification from equity to liabilities for prior year accrued equity compensation	—	—	2,136
Reclassification of mortgage note payable to liabilities held for sale	28,962	—	—
Escrow deposit payable related to CRE debt investments	57,226	37,176	7,747
Dividends payable related to RSUs	2,128	—	—
Activity in non-controlling interest	—	2,358	144
Elimination of mortgage notes payable upon acquisition of CRE debt investment	—	—	36,252
Common stock related to transactions	17,712	—	—
Increase of restricted cash in connection with swap collateral	—	—	22,389
Decrease of restricted cash in connection with swap collateral	—	22,037	—
Assignment of CRE debt investment	—	26,100	—
Discount on CRE debt investment	—	2,516	—
Elimination of CRE securities	—	—	11,205
Due from related party	—	11,795	—
Consolidation of assets of CDOs	—	—	212,205
Consolidation of liabilities of CDOs	—	—	201,409
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(1)	Non-cash activity occurred in connection with taking title to collateral.

(2)	Refer to Note 3 for non-cash investing and financing activities related to the deconsolidation of certain N-Star CDOs.